ALLOWANCE FOR CREDIT LOSSES - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012
Allowance for loan losses disclosures
Gross credit losses	$ 11,108	$ 12,769	$ 17,005
Net reserve build (releases)	(1,879)	(1,961)	(1,908)
Net specific reserve builds (releases)	(266)	(898)	(1,865)
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	1,100	2,400
Reduction of allowance for loan and leases losses due to transfer to real estate loan portfolio	411
Increase (decrease) in allowance due to non-provision transfer of reserves associated with deferred interest to other assets		230
Reduction of allowance related to foreign currency translation	(463)	(220)
Greece
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	204	255
Spain
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	177
Honduras
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	29
EMEA
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations	108
U.S.
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations			875
New OCC guidance
Allowance for loan losses disclosures
Gross credit losses				(40)	635
Net reserve build (releases)					(600)
Anticipated forgiveness of principal in connection with National Mortgage Settlement
Allowance for loan losses disclosures
Gross credit losses						370
Net specific reserve builds (releases)						(350)
Brazil Creditcard
Allowance for loan losses disclosures
Reduction of allowance for loan and leases losses due to loans sold or transferred to held-for-sale or to discontinued operations		$ 360